Share-based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based payment award options grants					101,250
shares issued					3.28
Shares available for future issuance			8,711,500		12,398,750
Stock-based compensation expense				$ 168
Weighted-average exercise price					$ 2.64
Weighted-average grant date fair value			$ 1.80		$ 2.64
Number of options granted	2,500	3,689,750		101,250
Strike price per share	$ 3.28	$ 2.28		$ 3.28
Board of Directors and Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock-based compensation expense					$ 168